As filed with the Securities and Exchange Commission on May 30, 2008

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2008 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 91.05%                       $ 13,852,768
            =========================================================
            (Cost $15,149,627)

            ALTERNATIVE ENERGY - 8.24%                      1,253,638
            ---------------------------------------------------------
  3,220     First Solar, Inc.*                                744,271
     10     SunPower Corp.*                                       745
 12,540     Suntech Power Holdings Co. Ltd.*                  508,622

            COMMUNICATIONS EQUIPMENT - 13.33%               2,027,435
            ---------------------------------------------------------
 18,065     Research In Motion Ltd.*                        2,027,435

            COMPUTER HARDWARE - 17.99%                      2,736,788
            ---------------------------------------------------------
 14,785     Apple, Inc.*                                    2,121,647
 42,865     EMC Corp.*                                        614,684
     10     Hewlett-Packard Co.                                   457

            INTERNET SOFTWARE & SERVICES - 13.49%           2,053,114
            ---------------------------------------------------------
  9,445     Amazon.com, Inc.*                                 673,429
  1,400     Baidu.com, Inc. ADR*                              335,482
  2,370     Google, Inc. (Class A)*                         1,043,914
     10     Yahoo! Inc.*                                          289

            MEDICAL APPLIANCES & EQUIPMENT - 4.84%            736,274
            ---------------------------------------------------------
  2,270     Intuitive Surgical, Inc.*                         736,274

            NETWORKING & TELECOM EQUIPMENT - 7.60%          1,155,804
            ---------------------------------------------------------
 25,765     Cisco Systems, Inc.*                              620,679
 21,405     Juniper Networks, Inc.*                           535,125

            SEMICONDUCTORS - 22.97%                         3,494,796
            ---------------------------------------------------------
 39,125     Broadcom Corp. (Class A)*                         753,939
 31,835     Cypress Semiconductor Corp.*                      751,624
 33,610     Intel Corp.                                       711,860
 77,615     Marvell Technology Group Ltd.*                    844,451
     10     MEMC Electronic Materials, Inc.*                      709
 23,580     National Semiconductor Corp.                      431,986
     10     NVIDIA Corp.*                                         198
      5     PMC-Sierra, Inc.*                                      29

            SEMICONDUCTOR CAPITAL EQUIPMENT - 2.58%           392,736
            ---------------------------------------------------------
 20,130     Applied Materials, Inc.                           392,736

            SOFTWARE - 0.01%                                    1,433
            ---------------------------------------------------------
     20     F5 Networks, Inc.*                                    363
     25     VMware, Inc.*                                       1,070

            WIRELESS COMMUNICATIONS - 0.00%                       750
            ---------------------------------------------------------
     10     China Mobile Ltd.                                     750

            EXCHANGE TRADED FUNDS - 9.09%                   1,382,417
            =========================================================
            (Cost $1,381,916)
     40     Internet HOLDRs Trust                               2,202
      5     PowerShares QQQ                                       219
 48,050     Semiconductor HOLDRs Trust                      1,379,996

            CASH EQUIVALENT - 0.53%                            81,427
            =========================================================
            (Cost $81,427)
 81,427     First American Treasury
            Obligations Fund (2.27%)**                         81,427


            TOTAL INVESTMENT SECURITIES - 100.67%          15,316,612
            =========================================================
            (Cost $16,612,970)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.67%)  (102,509)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 15,214,103
            =========================================================
            Equivalent to $7.90 per share


    *Non-income producing
    **Variable Rate Security: The rate shown represents the rate at 3/31/2008 ADR American Depositary Receipt


The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments                  $ 16,612,970
Gross unrealized appreciation             320,424
Gross unrealized depreciation          (1,616,782)
                                       ----------
Net unrealized appreciation          $ (1,296,358)


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the trans-parency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approxi-mates the current fair value of a security, but since the value is not obtain-ed from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2008:

                                                                    OTHER
                                                INVESTMENT IN      FINANCIAL
DESCRIPTION                                       SECURITIES      INSTRUMENTS*
==============================================================================
Level 1 - Quoted prices                          $ 15,235,185      $         0
Level 2 - Other significant observable inputs          81,427                0
Level 3 - Significant unobservable inputs                   0                0
                                                  -----------      -----------
Total                                            $ 15,316,612      $         0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 30, 2008


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 30,2008